UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:               811-8002

KOREA EQUITY FUND, INC.

(Exact name of registrant as specified in charter)

Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Address of principal executive offices)

Shigeru Shinohara
Korea Equity Fund, Inc.
Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:         October 31, 2010

Date of reporting period:     November 1, 2010 – January 31, 2011

Item 1.  Schedule of Investments

KOREA EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
January 31, 2011

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
KOREAN COMMON STOCKS
Automotive Equipment and Parts
Hyundai Mobis	53,372	$5,132,687	$12,324,500	$7,191,813	10.0
Automotive service components
Hyundai Motor Company	24,529	889,589	3,922,186	3,032,597	3.2
Passenger cars, trucks, autoparts, and commercial vehicles
Mando Corp	13,652	1,438,206	1,768,315	330,109	1.4
Brake, suspension, and steering system
Total Automotive Equipment and Parts		7,460,482	18,015,001	10,554,519	14.6

Banking and Financial Services
Daegu Bank	230,600	3,535,963	3,192,907	(343,056)	2.6
Commercial banking services
Daewoo Securities Co., Ltd.	78,380	1,973,528	1,834,433	(139,095)	1.5
Brokerage services
KB Financial Group, Inc.	102,461	4,661,351	5,262,859	601,508	4.3
Commercial banking services
Samsung Card Co., Ltd.	57,909	2,344,240	2,865,835	521,595	2.3
Credit card services
Samsung Securities Co., Ltd.	19,037	1,096,884	1,501,601	404,717	1.2
Brokerage services
Total Banking and Financial Services		13,611,966	14,657,635	1,045,669	11.9

Chemicals and Pharmaceuticals
Korea Kumho Petrochemical Co., Ltd.	14,065	1,340,325	1,821,810	481,485	1.4
Synthetic resins
LG Chem Ltd.	11,726	2,110,145	4,399,410	2,289,265	3.6
Petrochemicals, plastic resins, and engineering plastics
Total Chemicals and Pharmaceuticals		3,450,470	6,221,220	2,770,750	5.0

Consumer Electronics
CrucialTec Co., Ltd †	32,915	1,266,365	1,411,336	144,971	1.1
Optic based input devices
Samsung Electro-Mechanics Co., Ltd.	11,228	1,299,114	1,303,890	4,776	1.1
Electronic components
Samsung Electronics Co., Ltd.	21,884	11,040,144	19,177,457	8,137,313	15.5
Consumer electronics, computers, and telecommunications
Total Consumer Electronics		13,605,623	21,892,683	8,287,060	17.7

Food and Beverages
Orion Corp	4,665	1,066,712	1,746,067	679,355	1.4
Snacks

Iron and Steel
POSCO	8,732	3,386,754	3,541,318	154,564	2.9
Hot and cold rolled steel products

Miscellaneous Manufacturing
Duksan Hi-Metal Co., Ltd.	22,724	340,930	437,449	96,519	0.4
Solder ball
Korea Zinc Co., Ltd.	14,470	3,348,224	3,839,019	490,795	3.1
Non-ferrous metals
Hyundai Heavy Industries Co., Ltd.	7,372	1,731,999	3,193,908	1,461,909	2.6
Shipbuilding

KOREA EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
January 31, 2011

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets

Lock&Lock Co., Ltd.	57,840	$1,500,741	$1,774,804	$274,063	1.4
Plastic food storage
Samsung Heavy Industries Co., Ltd.	71,060	2,168,213	2,707,320	539,107	2.2
Shipbuilding
Total Miscellaneous Manufacturing		9,090,107	11,952,500	2,862,393	9.7

Oil and Gas
S-Oil Corporation	31,618	2,117,238	3,149,231	1,031,993	2.5
Refines crude oil

Retail
CJ Home Shopping	6,419	974,911	1,506,913	532,002	1.2
Miscellaneous products
Hyundai Department Store Co., Ltd.	11,009	1,174,786	1,288,292	113,506	1.1
Department stores
Lotte Shopping Co., Ltd.	8,252	1,806,098	3,339,279	1,533,181	2.7
Department and discount stores
Total Retail		3,955,795	6,134,484	2,178,689	5.0

Services
CJ CGV Co., Ltd.	65,730	1,603,569	1,511,946	(91,623)	1.2
Movie theaters
Dongbu Insurance Co., Ltd.	71,730	2,454,265	2,909,055	454,790	2.4
Non-life insurance
Hyundai Engineering & Construction Co., Ltd.	76,626	4,093,988	5,948,278	1,854,290	4.8
General construction
Korean Reinsurance Company	173,016	1,853,415	1,885,565	32,150	1.5
Life and non-life insurance
Samsung Engineering Co., Ltd.	31,046	1,966,286	5,463,453	3,497,167	4.4
Engineering and construction
Samsung Fire & Marine Insurance Co., Ltd.	11,083	2,062,021	2,291,942	229,921	1.9
Non-life insurance
Total Services		14,033,544	20,010,239	5,976,695	16.2

Transportation
Korean Air Lines Co., Ltd.	20,550	1,431,973	1,334,571	(97,402)	1.0
Air transportation services

KOREA EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
January 31, 2011

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
Wholesale
Fila Korea Ltd.	19,157	$1,350,028	$1,124,315	$(225,713)	1.0
Textile and apparel
Samsung C&T Corporation	39,526	1,802,311	2,524,551	722,240	2.0
Import/export
Total Wholesale		3,152,339	3,648,866	496,527	3.0

TOTAL KOREAN COMMON STOCKS		$76,363,003	$112,303,815	$35,940,812	90.9

TOTAL INVESTMENTS		$76,363,003	$112,303,815	$35,940,812	90.9

OTHER ASSETS LESS LIABILITIES, NET			11,336,348		9.1

NET ASSETS			$123,640,163		100.0

† Non-Income Producing Security
*Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $36,837,701. Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $896,889.

Portfolio securities and foreign currency holdings were
translated at the following exchange rate as of January 31, 2011.

	Korean won	KRW	1,119.450	= $1.00

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KOREA EQUITY FUND, INC.

By:  /s/ Shigeru Shinohara
        Shigeru Shinohara, President
        (Principal Executive Officer)

Date:  March 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Rita Chopra-Brathwaite
        Rita Chopra-Brathwaite, Treasurer
        (Principal Financial Officer)

Date:   March 9, 2011